                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05820
                                   ------------

                      The Hyperion Total Return Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

One Liberty Plaza, 165 Broadway 36th Fl., New York NY              10006-1404
--------------------------------------------------------------------------------
      (Address of principal executive offices)                     (Zip code)

Thomas F. Doodian One Liberty Plaza, 165 Broadway, New York NY     10006-1404
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400
                                                    -------------

Date of fiscal year end:  November 30, 2005
                          -------------------

Date of reporting period:  August 31, 2005
                          -------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.     Schedule of Investments

THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2005

                                                                                                      Principal
                                                                                 Interest              Amount
                                                                                   Rate     Maturity   (000s)        Value
                                                                                 --------   --------  ---------   -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.8%
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
   Federal Home Loan Mortgage Corporation
     Series 1675, Class KC ....................................................      6.50%  10/15/10  $   4,985@  $   5,105,553
     Series 1604, Class MC ....................................................      9.00+  11/15/08      1,009       1,054,036
     Series 1604, Class SB ....................................................      9.00+  11/15/08        194         202,762
     Series 1587, Class SK ....................................................      9.00+  10/15/08      1,257#      1,320,258
                                                                                                                  -------------
                                                                                                                      7,682,609
                                                                                                                  -------------

   Federal National Mortgage Association
     Series 1998-W6, Class B3 .................................................      7.09   10/25/28      1,504       1,453,718
     Series 1993-170, Class SC ................................................      9.00+  09/25/08        148         154,054
     Series 1993-48, Class C ..................................................      9.50   04/25/08        181         185,831
                                                                                                                  -------------
                                                                                                                      1,793,603
                                                                                                                  -------------

TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
        (Cost - $8,925,661) ...................................................                                       9,476,212
                                                                                                                  -------------

U.S. GOVERNMENT AGENCY PASS -THROUGH CERTIFICATES - 51.5%
   Federal Home Loan Mortgage Corporation
     Pool A16170 ..............................................................      6.00   12/01/33      4,504@      4,615,095
     Pool A17112 ..............................................................      6.00   12/01/33     15,160@     15,533,258
     Pool A24261 ..............................................................      6.50   07/01/34      3,019@      3,119,279
     Pool A25455 ..............................................................      6.50   08/01/34      5,938@      6,135,282
     Pool A13915 ..............................................................      7.00   09/01/33      5,870@      6,141,642
     Pool A17331 ..............................................................      7.00   12/01/33        125         130,680
     Pool C53494 ..............................................................      7.50   06/01/31         51          54,551
     Pool C56878 ..............................................................      8.00   08/01/31        926         991,394
     Pool C56879 ..............................................................      8.00   08/01/31        212         227,192
     Pool C58516 ..............................................................      8.00   09/01/31        609         651,651
     Pool C59641 ..............................................................      8.00   10/01/31        549         587,560
     Pool C55166 ..............................................................      8.50   07/01/31        221         240,283
     Pool C55167 ..............................................................      8.50   07/01/31        404         439,210
     Pool C55168 ..............................................................      8.50   07/01/31        301         327,365
     Pool C55169 ..............................................................      8.50   07/01/31        335         364,196
     Pool C58521 ..............................................................      8.50   09/01/31         60          65,218
     Pool C60422 ..............................................................      8.50   10/01/31         64          69,582
     Pool C60423 ..............................................................      8.50   10/01/31        527         572,883
     Pool C60424 ..............................................................      8.50   10/01/31        142         154,819
     Pool G01466 ..............................................................      9.50   12/01/22      2,847@      3,138,456
     Pool 555538 ..............................................................     10.00   03/01/21      2,634       2,908,381
                                                                                                                  -------------
                                                                                                                     46,467,977
                                                                                                                  -------------

   Federal National Mortgage Association
     Pool 649881 ..............................................................      6.00   09/01/32      3,472@      3,557,139
     Pool 811125 ..............................................................      6.00   02/01/35      4,633@      4,743,550
     Pool 650162 ..............................................................      6.50   10/01/32      2,723@      2,819,681
     Pool 652870 ..............................................................      6.50   10/01/32      2,379@      2,463,762
     Pool 654917 ..............................................................      6.50   08/01/32      6,325@      6,550,083
     Pool 655843 ..............................................................      6.50   09/01/32      2,840       2,941,098
     Pool 783828 ..............................................................      6.50   07/01/34      2,419       2,500,473
     Pool 789949 ..............................................................      6.50   07/01/34      5,988@      6,188,317
     Pool 796005 ..............................................................      6.50   09/01/34      9,027@      9,329,752
     Pool 809240 ..............................................................      6.50   01/01/35      4,342@      4,487,132
     Pool 642102 ..............................................................      7.00   05/01/32      3,444@      3,612,545
     Pool 645406 ..............................................................      7.00   05/01/32      2,464       2,584,246
     Pool 645912 ..............................................................      7.00   06/01/32      2,771@      2,906,829
     Pool 645913 ..............................................................      7.00   06/01/32      2,497       2,618,773

THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2005

                                                                                                          Principal
                                                                                 Interest                  Amount
                                                                                   Rate         Maturity   (000s)        Value
                                                                                 --------       --------  ---------   -------------
     Pool 651588 ..............................................................      7.00%      07/01/32  $     670   $     702,236
     Pool 660181 ..............................................................      7.00       10/01/32        710         744,298
     Pool 661116 ..............................................................      7.00       10/01/32      1,374       1,441,277
     Pool 663372 ..............................................................      7.00       10/01/32        443         464,480
     Pool 663874 ..............................................................      7.00       10/01/32        903         947,503
     Pool 669474 ..............................................................      7.00       11/01/32        934         979,672
     Pool 678012 ..............................................................      7.00       08/01/32      3,062       3,212,496
     Pool 759505 ..............................................................      7.00       01/01/34      4,524@      4,742,748
     Pool 794759 ..............................................................      7.00       10/01/34      4,709@      4,937,334
     Pool 796481 ..............................................................      7.00       08/01/34      4,725       4,953,410
     Pool 255053 ..............................................................      7.50       12/01/33        875         927,459
     Pool 784369 ..............................................................      7.50       07/01/13        733         746,178
     Pool 789284 ..............................................................      7.50       05/01/17      1,604       1,697,367
     Pool 827853 ..............................................................      7.50       10/01/29      1,349       1,432,535
     Pool 398800 ..............................................................      8.00       06/01/12      1,481       1,583,050
     Pool 827855 ..............................................................      8.50       10/01/29      2,641       2,879,925
     Pool 545436 ..............................................................      9.00       10/01/31      2,347       2,592,056
     Pool 458132 ..............................................................      9.41       03/15/31      4,489       4,942,875
                                                                                                                      -------------
                                                                                                                         97,230,279
                                                                                                                      -------------

TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH CERTIFICATES
        (Cost - $145,170,421) .................................................                                         143,698,256
                                                                                                                      -------------

U.S. TREASURY OBLIGATION - 6.0%
   United States Treasury Notes
        (Cost - $16,528,123) ..................................................      4.00       02/15/15     16,800@     16,750,776

U.S. AGENCY OBLIGATION - 4.9%
   Federal Home Loan Mortgage Corporation
        (Cost - $13,539,478) ..................................................      5.13       11/07/13     13,600@     13,621,243
                                                                                                                      -------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
        (Cost - $184,163,683) .................................................                                         183,546,487
                                                                                                                      -------------

ASSET-BACKED SECURITIES - 35.8%
HOUSING RELATED ASSET-BACKED SECURITIES - 28.3%
   125 Home Loan Owner Trust
     Series 1998-1A, Class M2* ................................................      7.75       02/15/29        693         692,339
   Access Financial Manufactured Housing Contract Trust
     Series 1995-1, Class B1 ..................................................      7.65       05/15/21     10,060       5,834,800
   Aegis Asset Backed Securities Trust
     Series 2004-2N, Class N1* ................................................      4.50       04/25/34        449         447,796
   Argent NIM Trust
     Series 2004-WN3, Class A* ................................................      5.93       04/25/34        390         390,769
   Asset Backed Funding Corporation
     Series 2005-AQ1, Class B1*(e) ............................................      5.75/6.25  06/25/35      1,986       1,729,362
     Series 2005-AQ1, Class B2*(c) ............................................      5.75/6.25  06/25/35      2,087       1,738,523
                                                                                                                      -------------
                                                                                                                          3,467,885
                                                                                                                      -------------

   First Franklin Mortgage Loan Trust
     Series 2004-FFH1, Class B*(d) ............................................      7.14+      03/25/34      3,050       2,906,510
     Series 2004-FF2, Class B*(d) .............................................      7.14+      03/25/34      1,800       1,728,434
     Series 2004-FFH2, Class B1*(d) ...........................................      7.14+      06/25/34      2,750       2,586,897
     Series 2004-FF8, Class B4*(d) ............................................      7.14+      10/25/34      2,500       2,283,233
                                                                                                                      -------------
                                                                                                                          9,505,074
                                                                                                                      -------------

   Green Tree Financial Corp.
     Series 1998-3, Class A6 ..................................................      6.76       03/01/30      4,202       4,352,084
     Series 1998-8, Class M1 ..................................................      6.98       09/01/30      5,000       2,150,000
     Series 1997-6, Class B1 ..................................................      7.17       05/15/20      8,675       1,388,076

THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2005

                                                                                                          Principal
                                                                                 Interest                  Amount
                                                                                   Rate         Maturity   (000s)        Value
                                                                                 --------       --------  ---------   -------------
     Series 1997-6, Class M1 ..................................................      7.21%      01/15/29  $   6,100   $   4,575,000
     Series 1997-3, Class M1 ..................................................      7.53       03/15/28      4,500       2,610,000
     Series 1997-6, Class A9 ..................................................      7.55       01/15/29      2,684       2,926,822
     Series 1995-6, Class M1 ..................................................      8.10       09/15/26      8,650       9,142,791
                                                                                                                      -------------
                                                                                                                         27,144,773
                                                                                                                      -------------

   Harborview Mortgage Loan Trust
     Series 2005-1, Class B4*(d) ..............................................      5.34+      03/19/35      1,264       1,078,270
     Series 2005-1, Class B5*(d) ..............................................      5.34+      03/19/35      1,823       1,185,494
     Series 2005-1, Class B6*(d) ..............................................      5.34+      03/19/35      2,287         514,674
     Series 2005-2, Class B4*(d) ..............................................      5.34+      05/19/35      2,976       2,517,101
                                                                                                                      -------------
                                                                                                                          5,295,539
                                                                                                                      -------------

   Mid-State Trust
     Series 10, Class B .......................................................      7.54       02/15/36      2,042       1,945,424
     Series 2004-1, Class M2 ..................................................      8.11       08/15/39      3,288       3,338,337
                                                                                                                      -------------
                                                                                                                          5,283,761
                                                                                                                      -------------

   Morgan Hotel Notes
     Series D .................................................................      7.89       05/12/07      5,000       5,000,000
   Structured Asset Investment Loan Trust
     Series 2004-11, Class M9(c) ..............................................      5.00/5.50  01/25/35      3,775       3,607,756
     Series 2004-7, Class B(d) ................................................      6.14+      08/25/34      4,321       3,843,708
     Series 2004-8, Class B1(d) ...............................................      6.14+      09/25/34      2,000       1,905,082
     Series 2004-2, Class B*(d) ...............................................      6.64+      03/25/34      2,234       2,028,259
                                                                                                                      -------------
                                                                                                                         11,384,805
                                                                                                                      -------------

   Structured Asset Securities Corporation
     Series 2005-6, Class B6 ..................................................      5.34+      05/25/35        996         660,903
     Series 2005-6, Class B5 ..................................................      5.34+      05/25/35        996         867,793
     Series 2005-6, Class B7 ..................................................      5.34+      05/25/35        672         208,398
                                                                                                                      -------------
                                                                                                                          1,737,094
                                                                                                                      -------------

   Vanderbilt Mortgage Finance, Inc.
     Series 2001-B, Class A5 ..................................................      6.96       09/07/31      2,000       2,154,834
   Westgate Resorts
     Series 1998-AA, Class A2* ................................................      8.26       07/15/13        501         496,909
                                                                                                                      -------------
TOTAL HOUSING RELATED ASSET-BACKED SECURITIES
        (Cost - $87,730,808) ..................................................                                          78,836,378
                                                                                                                      -------------

NON-HOUSING RELATED ASSET- BACKED SECURITIES - 4.3%
   Acrco Ltd.
     Series 2A, Class A3* .....................................................      4.03+      07/15/25      4,293       3,262,744
   Airlines Pass Through Trust
     Series 1R, Class A8 ......................................................      3.95+      03/15/19      3,206       3,013,360
   Global Rated Eligible Assets Trust
     Series 1998-A, Class A1 ..................................................      7.33       03/15/06      1,566           7,828
   MBNA Credit Card Master Trust
     Series 2002-C7, Class C7 .................................................      6.70       03/16/15      5,000       5,580,850
   Securitized Multiple Asset Rated Trust
     Series 1997-2, Class A(c) ................................................      8.24       03/15/06      2,272          11,360
                                                                                                                      -------------
   TOTAL NON-HOUSING RELATED ASSET- BACKED SECURITIES
        (Cost - $15,008,115) ..................................................                                          11,876,142
                                                                                                                      -------------

FRANCHISE SECURITIES - 0.7%
   FFCA Secured Lending Corp.
     Series 1998-1, Class A1B*(b) .............................................      6.73       10/18/25      1,376       1,406,188
   Franchisee Loan Receivable Trust
     Series 1995-B, Class A ...................................................      9.33+      01/15/11      1,233         605,567

THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2005

                                                                                                      Principal
                                                                                 Interest              Amount
                                                                                   Rate     Maturity   (000s)        Value
                                                                                 --------   --------  ---------   -------------
TOTAL FRANCHISE SECURITIES
        (Cost - $2,618,676) ...................................................                                   $   2,011,755
                                                                                                                  -------------

COLLATERALIZED DEBT OBLIGATIONS - 2.5%
   Anthracite CDO I Ltd.
     Series 2002-CIBA, Class CFL* .............................................      4.89%+ 05/24/37  $   5,000       5,105,500
   Porter Square CDO I Limited
     Series 1A, Class C* ......................................................      7.73 + 08/15/38      2,000       2,010,000
                                                                                                                  -------------
TOTAL COLLATERALIZED DEBT OBLIGATIONS
        (Cost - $6,993,065) ...................................................                                       7,115,500
                                                                                                                  -------------

TOTAL ASSET-BACKED SECURITIES
        (Cost - $112,350,664) .................................................                                      99,839,775
                                                                                                                  -------------

COMMERCIAL MORTGAGE BACKED SECURITIES - 17.9%
   Bear Stearns Commercial Mortgage Securities
     Series 1999-C1, Class D ..................................................      6.53   02/14/31      5,000       5,518,550
     Series 2001-EPR, Class B* ................................................      6.92   02/12/11      5,000       5,055,350
                                                                                                                  -------------
                                                                                                                     10,573,900
                                                                                                                  -------------

   Chase Commercial Mortgage Securities Corp.
     Series 2000-2, Class I* ..................................................      6.65   07/15/32      1,971       1,243,893
   Commercial Mortgage Asset Trust
     Series 1999-C1, Class C ..................................................      7.35   01/17/32      2,000       2,355,460
   Commercial Mortgage Lease-Backed Certificate
     Series 2001-CMLB, Class A1* ..............................................      6.75   06/20/31      2,318       2,561,133
   Credit Suisse First Boston Mortgage
     Series 2004-C5, Class J* .................................................      4.65 + 11/15/37      1,000         884,600
   First Chicago/Lennar Trust
     Series 1997-CHL1, Class D* ...............................................      7.67 + 04/29/39      3,000       3,008,439
   JP Morgan Commercial Mortgage Finance Corp.
     Series 1999-C8, Class C ..................................................      7.66 + 07/15/31      5,000       5,528,340
   LB-UBS Commercial Mortgage Trust
     Series 2002-C2, Class L* .................................................      5.68   07/15/35      5,300       5,326,341
   Mortgage Capital Funding, Inc.
     Series 1996-MC1, Class G*(b) .............................................      7.15   06/15/06      4,409       4,474,782
   Nationslink Funding Corp.
     Series 1998-2, Class F* ..................................................      7.11   08/20/30      4,840       5,370,754
   UBS 400 Atlantic Street Mortgage Trust
     Series 2002-C1A, Class B3* ...............................................      7.19   01/11/22      3,000       3,302,400
   Wachovia Bank Commercial Mortgage Trust
     Series 2004-WL4A, Class H* ...............................................      4.42 + 10/15/15      1,300       1,300,498
     Series 2005-C16, Class H* ................................................      5.48 + 10/15/41      4,000       3,874,512
                                                                                                                  -------------
                                                                                                                      5,175,010
                                                                                                                  -------------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
        (Cost - $45,685,143) ..................................................                                      49,805,052
                                                                                                                  -------------

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 13.6%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6%
   ABN AMRO Mortgage Corp.
     Series 2002-1A, Class B3* ................................................      5.62 + 06/25/32        402         400,267
     Series 2002-1A, Class B4* ................................................      5.62 + 06/25/32        241         238,846
     Series 2002-1A, Class B5* ................................................      5.62 + 06/25/32        403         314,530
                                                                                                                  -------------
                                                                                                                        953,643
                                                                                                                  -------------

   Banc of America Alternative Loan Trust

THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2005

                                                                                                      Principal
                                                                                 Interest              Amount
                                                                                   Rate     Maturity   (000s)        Value
                                                                                 --------   --------  ---------   -------------
     Series 2004-3, Class 30B6 ................................................      5.50%  04/25/34  $     800   $     240,747
   Banc of America Funding Corporation
     Series 2003-3, Class B4 ..................................................      5.46+  10/25/33        925         854,649
     Series 2003-3, Class B5 ..................................................      5.46+  10/25/33        925         666,921
     Series 2003-3, Class B6 ..................................................      5.46+  10/25/33        928         372,864
                                                                                                                  -------------
                                                                                                                      1,894,434
                                                                                                                  -------------

   Banc of America Mortgage Securities, Inc.
     Series 2005-4, Class B4 ..................................................      5.50   05/25/35        549         489,654
     Series 2005-4, Class B5 ..................................................      5.50   05/25/35        412         270,646
     Series 2005-4, Class B6 ..................................................      5.50   05/25/35        275          88,433
     Series 2005-5, Class 30B4 ................................................      5.50   06/25/35        801         712,958
     Series 2005-5, Class 30B5 ................................................      5.50   06/25/35        601         404,087
     Series 2005-5, Class 30B6 ................................................      5.50   06/25/35        602         214,609
     Series 2001-4, Class 1B3 .................................................      6.75   04/20/31      1,957       1,968,477
                                                                                                                  -------------
                                                                                                                      4,148,864
                                                                                                                  -------------

   Countrywide Home Loans
     Series 2003-57, Class B3 .................................................      5.50   01/25/34        490         433,544
   First Horizon Mortgage Pass-Through Trust
     Series 2005-4, Class B5* .................................................      5.45+  07/25/35        428         288,290
     Series 2005-4, Class B6* .................................................      5.45+  07/25/35        429         143,725
     Series 2005-3, Class B5 ..................................................      5.50   06/25/35        344         234,736
     Series 2005-3, Class B6 ..................................................      5.50   06/25/35        344         122,966
                                                                                                                  -------------
                                                                                                                        789,717
                                                                                                                  -------------

   First Republic Mortgage Loan Trust
     Series 2000-FRB1, Class B3 ...............................................      4.14+  06/25/30        481         460,262
   G3 Mortgage Reinsurance Ltd.
     Series 1, Class E* .......................................................     23.60+  05/25/08      5,687       6,290,762
   GMAC Mortgage Corp. Loan Trust
     Series 2003-J9, Class B1 .................................................      5.50   01/25/34        880         786,490
     Series 2003-J9, Class B2 .................................................      5.50   01/25/34        880         602,017
     Series 2003-J9, Class B3 .................................................      5.50   01/25/34        881         275,169
                                                                                                                  -------------
                                                                                                                      1,663,676
                                                                                                                  -------------

   JP Morgan Mortgage Trust
     Series 2003-A2, Class B4 .................................................      4.50+  11/25/33        546         492,644
   Residential Finance Limited Partnership
     Series 2004-B, Class B5* .................................................      5.12+  02/10/36      3,501       3,561,902
     Series 2002-A, Class B7 ..................................................      9.27+  10/10/34      2,878       2,939,119
                                                                                                                  -------------
                                                                                                                      6,501,021
                                                                                                                  -------------

   Residential Funding Mortgage Securities I, Inc.
     Series 2004-S1, Class B1 .................................................      5.25   02/25/34        604         525,332
     Series 2004-S1, Class B3 .................................................      5.25   02/25/34        302         102,643
     Series 2003-S7, Class B2 .................................................      5.50   05/25/33        679         520,827
     Series 2003-S7, Class B3(a) ..............................................      5.50   05/25/33        969         409,306
                                                                                                                  -------------
                                                                                                                      1,558,108
                                                                                                                  -------------

   Resix Finance Ltd. Credit-Linked Notes
     Series 2004-C, Class B7* .................................................      7.07+  09/10/36      1,482       1,513,036
     Series 2003-D, Class B7* .................................................      9.32+  12/10/35      1,944       2,006,670
     Series 2003-CB1, Class B8* ...............................................     10.30+  06/10/35      1,933       2,020,123
     Series 2004-A, Class B10* ................................................     15.10+  02/10/36        858         891,893
                                                                                                                  -------------
                                                                                                                      6,431,722
                                                                                                                  -------------

   Washington Mutual
     Series 2005-AR2, Class B11(d) ............................................      4.75+  01/25/45      3,734       2,370,911

THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2005

                                                                                                      Principal
                                                                                 Interest              Amount
                                                                                   Rate     Maturity   (000s)        Value
                                                                                 --------   --------  ---------   -------------
     Series 2005-AR2, Class B12(d) ............................................      4.75%+ 01/25/45  $   3,269   $     588,450
                                                                                                                  -------------
                                                                                                                      2,959,361
                                                                                                                  -------------

   Wells Fargo Mortgage Backed Securities Trust
     Series 2004-6, Class B4 ..................................................      5.50   06/25/34      1,783       1,616,894
     Series 2004-6, Class B5 ..................................................      5.50   06/25/34      1,070         771,795
     Series 2004-6, Class B6 ..................................................      5.50   06/25/34        713         278,248
     Series 2002-10, Class B6 .................................................      6.00   06/25/32        481         326,934
                                                                                                                  -------------
                                                                                                                      2,993,871
                                                                                                                  -------------

TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
        (Cost - $35,989,815) ..................................................                                      37,812,376
                                                                                                                  -------------

TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
        (Cost - $35,989,815) ..................................................                                      37,812,376
                                                                                                                  -------------

INTEREST ONLY SECURITIES - 7.6%
   Banc of America Commercial Mortgage, Inc.
     Series 2003-1, Class XP2*(f) .............................................      1.63 + 09/11/36     17,992       2,545,387
   Bear Stearns Commercial Mortgage Securities
     Series 2001-TOP2, Class X2*(f) ...........................................      1.37 + 02/15/35     74,184       2,163,947
   COMM
     Class 2001-J2A, Class EIO*(f) ............................................      3.87 + 07/16/34     10,000       3,087,460
   Commercial Capital Access One, Inc.
     Series 2001-A, Class T1(f) ...............................................      4.50   02/15/09     18,000       2,611,800
   GMAC Commercial Mortgage Securities, Inc.
     Series 2003-C1, Class X1*(f) .............................................      0.20 + 05/10/36     86,014       3,738,742
   GS Mortgage Securities Corp. II
     Series 2001-ROCK, Class X1*(f) ...........................................      0.40 + 05/03/18    254,278       3,277,541
   Vendee Mortgage Trust
     Series 1997-2, Class IO(f) ...............................................      0.06 + 06/15/27     52,184          77,024
   Wachovia Bank Commercial Mortgage Trust
     Series 2002-C2, Class IO1*(f) ............................................      0.35 + 11/15/34     84,285       3,613,551
                                                                                                                  -------------

TOTAL INTEREST ONLY SECURITIES
        (Cost - $19,446,104) ..................................................                                      21,115,452
                                                                                                                  -------------

                                                                                                         Shares
                                                                                                         ------
COMMON STOCK - 0.1%
   Duke Realty Corp.(REIT)
        (Cost - $287,997) .....................................................                          11,583         379,228
                                                                                                                      ---------

PREFERRED STOCKS - 1.0%
   Equity Office Properties Trust Series B, 5.25%(REIT) .......................                          46,012       2,360,416
   SL Green Reality Corp. Series C, 7.63%(REIT) ...............................                          14,450         371,365
                                                                                                                      ---------

TOTAL PREFERRED STOCKS
        (Cost - $2,325,378) ...................................................                                       2,731,781
                                                                                                                      ---------

                                                                                                      Principal
                                                                                 Interest              Amount
                                                                                   Rate     Maturity    (000s)
                                                                                 --------   --------  ---------
SHORT TERM INVESTMENTS - 0.5%
SHORT TERM INVESTMENTS - 0.5%
   Federal Home Loan Bank Discount Note
        (Cost - $1,499,313) ...................................................      3.32%  09/06/05  $   1,500   $   1,499,313

TOTAL INVESTMENTS - 142.3%
        (Cost - $401,748,097) .................................................                                     396,729,464
LIABILITIES IN EXCESS OF OTHER ASSETS - (42.3)% ...............................                                    (117,872,509)
                                                                                                                  -------------
NET ASSETS - 100.0% ...........................................................                                   $ 278,856,955
                                                                                                                  =============

See notes to financial statements.

@     - Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

+     - Variable Rate Security: Interest rate is the rate in effect August 31,
        2005.

* - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a) - Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

(b)   - These issuers are currently making only partial interest payments.

(c) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(d) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(e) - Interest rate is based on the notional amount of the underlying mortgage pools.

(f)   - Defaulted Securities.

(g)   - Private Placement.

#     - Portion or entire principal amount is held as collateral for open futures contracts.

REIT  - Real Estate Investment Trust

CDO   - Collateralized Debt Obligation

/\    - At August 31, 2005, the aggregate cost of investments for income tax purposes was $401,748,097. Net unrealized depreciation aggregated $5,0186,633 of which $12,197,577 related to appreciated investment securities and $17,216,210 related to depreciated investment securities.

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
August 31, 2005
--------------------------------------------------------------------------------


Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available (approximately 32% of the investments in securities held by the Fund at August 31, 2005) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
August 31, 2005
--------------------------------------------------------------------------------


At August 31, 2005, the Fund had the following reverse repurchase agreements outstanding:

                                                                                                                 MATURITY
     FACE VALUE          DESCRIPTION                                                                              AMOUNT
---------------------    -----------------------------------------------------------------------------------  --------------
      $    5,999,000     CS First Boston, 3.59%, dated 8/22/05, maturity date 9/20/05......................   $   6,016,349
           5,066,000     Goldman Sachs, 3.58%, dated 8/18/05, maturity date 9/19/05........................       5,082,121
          15,017,000     Goldman Sachs, 3.58%,  dated 8/18/05, maturity date 9/19/05.......................      15,064,787
           2,386,000     Goldman Sachs, 3.58%,  dated 8/18/05, maturity date 9/19/05.......................       2,393,593
           3,440,000     Goldman Sachs, 3.58%,  dated 8/18/05, maturity date 9/19/05.......................       3,450,947
           6,329,000     Greenwich, 3.59%,  dated 8/15/05, maturity date 9/21/05...........................       6,352,352
           4,456,000     Greenwich, 3.59%,  dated 8/15/05, maturity date 9/21/05...........................       4,472,441
           2,723,000     Greenwich, 3.64%,  dated 8/23/05, maturity date 9/21/05...........................       2,730,984
           4,945,000     Greenwich, 3.64%,  dated 8/23/05, maturity date 9/21/05...........................       4,959,500
           3,059,000     Greenwich, 3.64%,  dated 8/23/05, maturity date 9/21/05...........................       3,067,970
           5,947,000     Lehman Brothers, 3.58%,  dated 8/11/05, maturity date 9/15/05.....................       5,967,699
          16,296,000     Lehman Brothers, 3.47%,  dated 8/23/05, maturity date 9/6/05......................      16,317,991
          13,165,500     Lehman Brothers, 3.55%,  dated 8/25/05, maturity date 9/8/05......................      13,183,676
           3,208,000     Merrill Lynch, 3.46%,  dated 8/16/05, maturity date 9/13/05.......................       3,216,633
           4,786,000     Merrill Lynch, 3.60%,  dated 8/29/05, maturity date 9/13/05.......................       4,793,179
           4,619,000     Morgan Stanley, 3.58%,  dated 8/16/05, maturity date 9/20/05......................       4,635,077
           3,242,000     Morgan Stanley, 3.58%,  dated 8/16/05, maturity date 9/20/05......................       3,253,284
           3,034,000     Morgan Stanley, 3.59%,  dated 8/25/05, maturity date 9/20/05......................       3,041,866
           2,916,000     Morgan Stanley, 3.60%,  dated 8/30/05, maturity date 9/8/05.......................       2,918,624
           4,363,000     Wachovia Capital, 3.59%,  dated 8/17/05, maturity date 9/19/05....................       4,377,358
           9,072,000     Wachovia Capital, 3.59%,  dated 8/17/05, maturity date 9/19/05....................       9,101,854
         -----------                                                                                        ----------------
      $  124,068,500

                         Maturity Amount, Including Interest Payable.......................................   $ 124,398,285

                         Market Value of Assets Sold Under Agreements......................................   $ 127,373,261

                         Weighted Average Interest Rate....................................................            3.57%
                                                                                                            ----------------


The average daily balance of reverse repurchase agreements outstanding during the three months ended August 31, 2005, was approximately $137,660,875 at a weighted average interest rate of 3.28%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $147,463,045 as of July 1, 2005, which was 34.41% of total assets.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market daily based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates.

As of August 31, 2005, the following swap agreements were outstanding:

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
August 31, 2005
--------------------------------------------------------------------------------



                                                                                                                  NET
                                                                                                               UNREALIZED
                            EXPIRATION                                                                        APPRECIATION/
        NOTIONAL AMOUNT        DATE                                DESCRIPTION                               (DEPRECIATION)
     ---------------------- ----------- ------------------------------------------------------------------- ---------------


         $ 40,000,000        03/05/06   Agreement with Goldman Sachs Capital Markets, LP, dated 03/03/04   $      321,683
                                        to pay semi-annually the notional amount multiplied by 2.064% and to receive quarterly the notional amount multiplied by 3 month
                                        USD-LIBOR-BBA.

                                                                                                            ---------------
                                                                                                           $      321,683
                                                                                                            ===============


Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
As of August 31, 2005, the following futures contracts were outstanding:

LONG:
-----

                                                                                                              UNREALIZED
NOTIONAL                                                                COST AT           VALUE AT          APPRECIATION/
 AMOUNT            TYPE                        EXPIRATION DATE         TRADE DATE     AUGUST 31, 2005       (DEPRECIATION)
 ------            ----                        ---------------         ----------     ---------------       --------------
$  2,000,000       5 Yr. U.S. Treasury Note    December 2005          $ 2,152,025        $2,158,125       $         6,100


SHORT:
------

                                                                                                              UNREALIZED
NOTIONAL                                                                COST AT           VALUE AT          APPRECIATION/
 AMOUNT            TYPE                        EXPIRATION DATE         TRADE DATE     AUGUST 31, 2005        (DEPRECIATION)
 ------            ----                        ---------------         ----------     ---------------        --------------
$  18,900,000      10 Yr. U.S. Treasury Note   December 2005          $ 21,015,974      $21,088,266       $       (72,292)


Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION TOTAL RETURN FUND, INC.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  October 28, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  October 28, 2005

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  October 28, 2005